Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Schedule of Information Relating to each of the Group's Subsidiaries
			Ownership interest as at December 31
	Note	Main location of company's activities	2021	2020
OPC Israel Energy Ltd.	10.A.1.a	Israel	100%	100%
OPC Rotem Ltd.	10.A.1.b	Israel	80%	80%
OPC Hadera Ltd.	10.A.1.c	Israel	100%	100%
Tzomet Energy Ltd.	10.A.1.d	Israel	100%	100%
OPC Sorek 2 Ltd.	10.A.1.e	Israel	100%	100%
Gnrgy Ltd.	10.A.1.f	Israel	51%	-
ICG Energy, Inc	10.A.1.g	USA	100%	-
OPC Power Ventures LP	10.A.1.h	USA	70%	-
CPV Group LP*	10.A.1.i	USA	100%	-
CPV Keenan II Renewable Energy Company, LLC*	10.A.1.j	USA	100%	-
CPV Maple Hill, LLC*	10.A.1.k	USA	100%	-
CPV Rogue's Wind, LLC*	10.A.1.l	USA	100%	-

Schedule of Fair Value of the Assets Acquired and Liabilities Assumed at the Date of Acquisition
$
Millions

Cash and cash equivalents	29
Trade and other receivables	15
Long-term restricted deposits and cash	1
Investments in associated companies	595
Property, plant and equipment	50
Right-of-use assets	10
Intangible assets	111
Trade and other payables	(6)
Derivative financial instruments	(12)
Loans and credit	(169)
Lease liabilities	(10)
Other long-term liabilities	(28)
Liabilities for deferred taxes	(6)
Identified assets, net	580

Schedule of combined cash flows as result of acquisition
$
Millions

Cash and cash equivalents paid	653
Hedging costs paid	32
Cash and cash equivalents acquired	(29)
656

Schedule of Goodwill Arising from the Acquisition
$
Millions

Consideration transferred	653
Add: Hedging costs	32
Less: fair value of identified assets, net	(580)
Goodwill	105

Schedule of Material Interest In Subsidiaries
	As at and for the year ended December 31,
	2021	2020	2019
	OPC Energy Ltd.	OPC Energy Ltd.	OPC Energy Ltd.
	$ Thousands
NCI percentage *	53.14%	39.09%	35.31%
Current assets	346,380	693,913	204,128
Non-current assets	2,141,744	1,040,400	807,133
Current liabilities	(230,518)	(221,975)	(100,313)
Non-current liabilities	(1,341,962)	(980,028)	(663,328)
Net assets	915,644	532,310	247,620
Carrying amount of NCI	486,598	208,080	87,435

Revenue	487,763	385,625	373,142
(Loss)/profit after tax	(93,898)	(12,583)	34,366
Other comprehensive income	74,219	(2,979)	15,569
(Loss)/profit attributable to NCI	(54,022)	(2,567)	16,433
OCI attributable to NCI	33,661	(616)	4,353
Cash flows from operating activities	119,264	104,898	109,254
Cash flows from investing activities	(256,200)	(643,942)	(41,123)
Cash flows from financing activites excluding dividends paid to NCI	311,160	489,919	(40,539)
Dividends paid to NCI	(10,214)	(12,412)	(13,501)
Effect of changes in the exchange rate on cash and cash equivalents	6,717	12,566	9,202
Net increase/(decrease) in cash and cash equivalents	170,727	(48,971)	23,293

* The NCI percentage represents the effective NCI of the Group